Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Trade and other receivables
10. Trade and other receivables

	June 30, 2025	December 31, 2024
	$	$
VAT/GST receivables	315,749	405,281
Prepayments	505,724	1,280,657
Deposits	478,825	355,149
Other receivables	453,970	74,027
Total	1,754,268	2,115,114
VAT / GST receivables
VAT/Goods and Services Tax ("GST") receivables are short term and receivable within twelve months following an applicable VAT refund application in the local tax jurisdiction. Lifezone has net VAT/GST receivables with the United Kingdom and Australian tax authorities amounting to $315,749 (December 31, 2024: $405,281).
The VAT receivables in Tanzania have been fully provided for, following the rejection by the Tanzanian Revenue Authority ("TRA") of our VAT refund application related to goods and services procured for the Kabanga Nickel Project. For the six months ended June 30, 2025, a provision of $470,263 was recorded to the consolidated interim statement of comprehensive income (loss), compared to $839,758 for the same period in 2024. Total provision as at June 30, 2025 is $6,364,168 (December 31, 2024: $6,367,438). The total provision as at June 30, 2025 is lower than on December 31, 2024, as the additional provision recognized for the six months ended June 30, 2025 was more than offset by the impact of exchange rate movements between the Tanzanian Shilling and the US Dollar. TNCL has formally contested the TRA’s decision, asserting that the rejection is unfounded, as the purchases were directly linked to its economic activities in Tanzania, aimed at developing the Kabanga Nickel Project with the ultimate goal of producing and exporting metals. Lifezone remains actively engaged with the Government of Tanzania and continues to monitor the situation closely, seeking a favorable resolution in line with applicable local laws and regulations.
Prepayments
During the six months ended June 30, 2025 Lifezone has impaired the non-refundable deposit of $400,000 paid on September 12, 2022, in relation to a non-binding term sheet between LZL and Harmony Minerals Limited and Dutwa Minerals Limited for the acquisition of all the tangible assets and all registered and unregistered IP relating to the Dutwa Nickel Project. The acquisition has not progressed as anticipated and given Lifezone's focus on the Kabanga Nickel Project, management has reassessed the likelihood of the Dutwa transaction happening in the immediate future and its relative strategic significance and considers it unlikely that the acquisition will progress in the foreseeable future. This impairment is included in 'Impairment of deposit' in general and administrative expenses for the six months ended June 30, 2025.

Deposits include security and other deposits. Other receivables includes trade receivables and accrued interest.